Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020

Accounts receivable	$8	$8
Allowance for doubtful accounts	—	—
	$8	$8

The movements in allowance for doubtful accounts are as follows:

	2021	2020

Balance at the beginning of the year	$—	$196
Addition	—	—
Written-off	—	(196)
Balance at the end of the year	$—	$—

The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.